30. Provisions for Legal Claims	12 Months Ended
Dec. 31, 2017
Provisions For Legal Claims
Provisions for Legal Claims

The Company is defendants in various judicial and administrative proceedings before different courts. Based on assessments made by the Company’s legal counsel, Management makes provisions for actions in which losses are rated probable, thus meeting the criteria for recognition of provisioning described in Note 4.8. to the financial statements at December 31, 2017.

The Company’s management believes that, at the time of preparation of financial statements, it is not practicable to provide information regarding the expected timing of any cash outflows resulting from these legal actions in which the Company is involved, due to the slow pace and unpredictability of Brazilian legal, tax and regulatory systems, and since final resolution of the proceedings for which a provision has been registered depends on the conclusions of court proceedings. Therefore, this information is not being provided.

30.1    Provisions for legal claims

30.1.1 Changes in provisions for litigation in actions rated as probable losses

		Income			Additions to
	Balances as of	Provision		Construction	fixed assets
	January 1, 2017	for litigations		cost	in progress			Balances as of
	Restated	Additions	Reversals	Additions	Additions	Discharges	Transfers	December 31, 2017
Tax
Cofins (a)	93,892	8,888	(23,032)	-	-	-	-	79,748
Others (b)	142,985	21,890	(113,739)	-	-	(433)	8,090	58,793
	236,877	30,778	(136,771)	-	-	(433)	8,090	138,541
Labors (c)	458,901	122,992	(18,518)	-	-	(87,744)	-	475,631
Employee benefits (d)	42,366	61,765	(7,194)	-	-	(7,498)	-	89,439
Civil
Civil and administrative claims (e)	295,484	255,280	(3,240)	-	-	(28,074)	8,163	527,613
Easements (f)	99,380	4,593	-	4,503	2,641	(181)	-	110,936
Expropriations and property (g)	65,712	848	(701)	24,285	5,499	(16)	-	95,627
Customers (h)	5,228	3,884	(286)	-	-	(449)	-	8,377
	465,804	264,605	(4,227)	28,788	8,140	(28,720)	8,163	742,553
Environmental (i)	1,432	960	(808)	-	-	-	-	1,584
Regulatory (j)	67,958	1,648	(5,290)	-	-	-	-	64,316
	1,273,338	482,748	(172,808)	28,788	8,140	(124,395)	16,253	1,512,064
							Current	112,000
							Noncurrent	1,400,064

		Income			Additions to
		Provision		Construction	fixed assets
		for litigations		cost	in progress			Balances as of
	Balances as of				Additions /			December 31, 2016
	January 1, 2016	Additions	Reversals	Additions	(Reversals)	Discharges	Transfers	Restated
Tax
Cofins (a)	258,715	28,563	(193,386)	-	-	-	-	93,892
Others (b)	68,333	118,357	(9,630)	-	-	(1,758)	(32,317)	142,985
	327,048	146,920	(203,016)	-	-	(1,758)	(32,317)	236,877
Labors (c)	408,133	168,352	(9,824)	-	-	(107,760)	-	458,901
Employee benefits (d)	104,480	7,583	(69,334)	-	-	(363)	-	42,366
Civil
Civil and administrative claims (e)	325,217	99,205	(53,965)	-	-	(74,973)	-	295,484
Easements (f)	62,869	1,786	(17,141)	49,842	2,575	(551)	-	99,380
Expropriations and property (g)	196,895	26,764	(943)	1,980	(5,197)	(1,537)	(152,250)	65,712
Customers (h)	13,656	-	(2,195)	-	-	(6,233)	-	5,228
	598,637	127,755	(74,244)	51,822	(2,622)	(83,294)	(152,250)	465,804
Environmental (i)	868	564	-	-	-	-	-	1,432
Regulatory (j)	55,770	12,211	(1)	-	-	(22)	-	67,958
	1,494,936	463,385	(356,419)	51,822	(2,622)	(193,197)	(184,567)	1,273,338

30.1.2     Description of nature and/or details of the principal actions

a)    Contribution for Social Security Funding (COFINS)

Plaintiff: Federal Tax Authority

Cofins payables and respective interest and fines from August 1995 to December 1996 due to the termination of a judicial decision that had recognized the Company’s exemption from Cofins.

Current status: awaiting judgment.

b)    Other tax provisions

Actions relating to federal, state and municipal taxes, fees and other charges: The principal action is described below:

Defendant: Federal Tax Authority

By the case 5037809-14.2015.4.04.7000, Copel GeT required payment in installments of the balance owed on the annual adjustment of corporate income tax (IRPJ) and social contribution (CSLL) for the fiscal year 2014. The Federal Tax Authority consolidated the amount and applied the maximum fine. An injunction was filed against this decision since the Federal Tax Authority failed to obey the limit established in legislation.

Current status: awaiting judgment of the Special Appeal. On December 31, 2016, the amount of R$24,230 was transferred to Other Tax Liabilities (Note 13.3).

c)    Labor

Labor claims comprise claims filed by employees and former employees of Copel and its subsidiaries in connection with the payment of overtime, hazardous working conditions, transfer bonuses, salary equality/reclassification, and other matters, and also claims by former employees of contractors and third- parties (secondary responsibility) involving indemnity and other matters.

d)    Employee benefits

Labor claims comprise claims filed by retired former employees of the Company and its wholly owned subsidiaries against the Copel Foundation, which will have consequential impact on the Company and its wholly owned subsidiaries, since additional contributions will be required.

e)    Civil and administrative claims

Actions involving billing, irregular procedure, administrative contracts and contractual fine, indemnity for accidents with the electric power grid or vehicles.

The balance also contains the amount being discussed by arbitration and under secrecy and confidentiality, in the discovery phase, without no decision being handed down.

The main lawsuits are as follows:

Plaintiff: Tradener Ltda.	Estimated amount: R$115,559

Class action No. 588/2006 has already been rendered final and unappealable, and the ruling recognized as valid commissions payable by the Company to Tradener. In the civil public action No. 0000219- 78.2003.8.16.0004, filed by the Prosecution Office, a decision has also been rendered ruling on the absence of irregularities in the electric power purchase agreement. Therefore, Tradener brought recovery lawsuits, seeking to receive its commissions.

Current status: Case record 0005990.22.2012.8.16.0004 - the Company was ordered to pay the amount of R$107,955, which is the value updated by the (INPC/IBGE) from the maturity of the commissions, plus default interest of 1% per month, as of the date of notification (October 31, 2012), as well as attorneys’ fees. The Company filed an appeal against this decision, however, on November 8, 2016, by majority votes, the Court dismissed the appeal. Copel filed a request for Amendment of Judgment, which was partially granted to resolve obscurity, although without changing the result of the appeal. Copel filed a Special Appeal with the Superior Court of Justice.

Plaintiff: Compensation to third parties	Estimated amount: R$92,663

Lawsuit for compensation of supposed loss to the plaintiff due to work and implementation of the hydroelectric project.  Low court judgment declaring the lawsuit has no grounds and being appealed by the grounded claim of the plaintiff, and the amount of damages should be determined subsequently.

Current status: in the phase of closing of case.

f)     Easements

Lawsuits are filed when there is a difference between the amount determined by Copel for payment and the amount claimed by the owner and/or when the owner's paper title may not be registered (probate proceedings are underway, properties have no registry number, etc.).

They may also involve third-party interventions for adverse possession, whether from owners or occupants of contiguous properties or even in cases of properties where right of way easements is required to preserve limits and boundaries of these areas.

g)    Expropriations and property

Lawsuits are filed challenging expropriation when there is a difference between the amount determined by Copel for payment and the amount claimed by the owner and/or when the owner's paper title may not be registered (probate proceedings are underway, properties have no registry number, etc.).

Possessory case actions include those for repossession of property owned by the concessionaire. Litigation arises when there is a need to repossess properties invaded or occupied by third parties in areas owned by the Company. Cases may also arise from intervention in third-party adverse possession, or owners or occupants of contiguous properties or even in cases of properties to preserve limits and boundaries of expropriated areas.

h)    Consumers

Lawsuits seeking compensation for damages caused in household appliances, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation plan) was in effect and claiming reimbursement for the amounts paid by the Company.

i)     Environmental

Class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT.

They also contemplate the “Termos de Ajuste de Conduta -TAC”, which refers to the commitments agreed upon and approved between the Company and the competent bodies for noncompliance with any condition contained in the Installation and Operation Licenses. As they are considered liabilities, these amounts are recorded as "obligations" in current and noncurrent liabilities and the balancing items in property, plant and equipment (construction cost).

j)     Regulatory

The Company is challenging, both at the administrative and judicial levels, notifications issued by the Regulatory Agency of alleged violations against regulations. The principal action is described below:

Plaintiffs: Companhia Estadual de Energia Elétrica - CEEE and Dona Francisca Energética S.A.

Estimated amount: R$49,397

Copel, Copel GeT and Copel DIS are challenging lawsuits filed against ANEEL's decision No. 288/2002 involving these companies.

Current status: awaiting judgment.

30.2    Contingent liabilities

30.2.1     Classification of actions rated as possible losses

Contingent liabilities are present obligations arising from past events for which no provisions are recognized because it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation. The following information concerns the nature of the Company’s contingent liabilities and potential losses arising thereof.

	12.31.2017	12.31.2016
Tax (a)	858,082	752,625
Labor (b)	360,322	423,495
Employee benefits (c)	20,262	23,631
Civil (d)	1,091,122	594,220
Regulatory (e)	793,720	765,906
	3,123,508	2,559,877

30.2.2     Description of nature and/or details of the principal actions

a)    Tax

Actions relating to federal, state and municipal taxes, fees and other charges in which the Company challenges their applicability, calculation bases and amounts due to be collected. The main lawsuits are as follows:

Plaintiff: Social Security National Institute (INSS)	Estimated amount: R$325,750

Tax claims against Copel related to social security contribution on assignment of manpower (lawsuit No. 5003583-56.2010.404.7000); it is worth emphasizing that the case has already been judged favorably to the Company at two court levels, awaiting judgment by the Superior Court of Justice (STJ).

Current status: awaiting judgment.

Plaintiff: Social Security National Institute (INSS)	Estimated amount: R$27,845

Tax collections against Copel consisting of social security contribution imposed on the assignment of labor (NFLD - 35.273.876-6). The case has been at Carf (Brazilian Administrative Tax Court) for judgment since 2010. The assessment of risk as possible is due to the existence of several legal arguments to defend the Company, particularly (a) the fact that no services were provided and no labor was assigned and (b) the fact that service providers classified into the Simples (lower taxation) category are not required to withhold that contribution.

Current status: awaiting judgment.

Plaintiff: State Tax Authority (SEFAZ)	Estimated amount: R$69,528

Copel DIS received tax deficiency notice 6.587.156-4 from the State of Paraná for allegedly failing to pay ICMS (VAT) tax on the ‘metered demand’ line in the electricity bills issued to a major consumer between May 2011 and December 2013.

Copel DIS maintains its illegitimacy to appear in the taxable position of this tax assessment, since it was not included in the judicial process, cannot suffer the effects of the judicial decision pronounced in it.

b)    Labor

Labor claims comprise claims filed by employees and former employees of Copel and its subsidiaries in connection with the payment of overtime, hazardous working conditions, transfer bonuses, salary equality/reclassification, and other matters, and also claims by former employees of contractors and third- parties (secondary responsibility) involving indemnity and other matters.

c)    Employee benefits

Labor claims comprise claims filed by retired former employees of the Company and its wholly owned subsidiaries against the Copel Foundation, which will have consequential impact on the Company and its wholly owned subsidiaries, since additional contributions will be required.

d)    Civil

Actions involving billing, irregular procedure, administrative contracts and contractual fine, indemnity for accidents with the electric power grid and vehicles.

The balance also contains the amount being discussed by arbitration and under secrecy and confidentiality, in the discovery phase, without no decision being handed down.

The main lawsuits are as follows:

Plaintiff: Mineradora Tibagiana Ltda.	Estimated amount: R$156,398

Action claiming compensation for alleged losses when this mining company was involved in the construction of the Mauá plant by the Energético Cruzeiro do Sul consortium in which Copel GeT has a 51% stake. The action challenges the validity of the mining permit granted by Mineradora Tibagiana for the Mauá job site and the indemnifying effects arising thereof.

Current status: action awaiting judgment in lower court.

Plaintiffs: franchises of the Agency / Copel store	Estimated amount: R$54,114

Filing of two individual claims against Copel Distribuição regarding the franchise contracts of Copel branches/stores, with the main petition claiming an extension of the term of the contract and secondary petition to recognize the existence of a sub concession, with transfer of the services provided and full pass- through of the fees, amongst other amounts, currently have appeals awaiting trial.

Current status: awaiting judgment.

e)    Regulatory

The Company is challenging, both at the administrative and judicial levels, notifications issued by the Regulatory Agency of alleged violations against regulations. The main lawsuits are as follows:

Plaintiff: ANEEL	Estimated amount: R$18,922

Copel DIS filed an appeal against a decision by ANEEL's Director-General under Resolution No. 3,959 from December 8, 2015 imposing an inefficiency penalty on Copel DIS due to over-contracting for use of the distribution system (MUSD) with the National Power Network Operator (ONS), obtaining an injunction to suspend the requirement of such penalty.

Current status: awaiting judgment.

Plaintiff: Energia Sustentável do Brasil S.A. - ESBR	Estimated amount: R$729,609

ESBR brought Ordinary Action No. 10426-71.2013.4.01.4100 against ANEEL in the federal courts of Rondônia, the decision on which: (i) excludes liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution No. 1,732/2013, which recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, in progress at the TRF of the 1st Region.

The practical outcome of the decision is that, by exempting ESBR, it exposed the distribution utilities with which it had concluded regulated power trading contracts (CCEARs)  including Copel DIS  to the spot market and spot prices during the period. The reason is that electricity trading rules require that all electricity consumed be covered by a contract.

The risk of loss in this case is rated ‘possible’, considering the amount of R$729,609, on December 31, 2017. If the actions are judged unfavorably, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.

Current status: awaiting judgment.